Financial Risk Management - Summary of Capital Management (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of objectives, policies and processes for managing capital [Abstract]
Short-term borrowings	¥ 22,224	¥ 21,925
Total	22,317	21,925
Total shareholders' equity	¥ 189,977	¥ 161,023	¥ 17,533	¥ 12,511